RELATED PARTY TRANSACTIONS - Narrative (Details)		1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 08, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) loan	Feb. 22, 2024	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Incentive fees earned		$ 0	$ 0	$ 0
Related Party
Related Party Transaction [Line Items]
Percentage of base management fees					0.375%
Percentage of aggregate amount of any outside fees					50.00%
Incentive fees earned	$ 0	0	0	0
Base management fees	$ 0	$ 0	422,238	422,238
Accounts payable			$ 900,000	$ 900,000		$ 0
Affiliated Entity
Related Party Transaction [Line Items]
Number of co-invested loans held | loan				6